CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA	1,211,774	$55,260,154	(a)(b)

CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 1.8%
Compass Group PLC	4,944,645	112,239,015	(b)

Internet & Direct Marketing Retail - 0.4%
MercadoLibre Inc.	22,513	25,486,067	*

Specialty Retail - 1.4%
Industria de Diseno Textil SA	2,959,004	89,405,034	(b)

Textiles, Apparel & Luxury Goods - 7.4%
adidas AG	419,567	114,268,650	(b)
Burberry Group PLC	2,701,804	68,195,651	(b)
Dr. Martens PLC	5,362,470	22,232,772	(b)
EssilorLuxottica SA	329,800	62,538,214	(b)
LVMH Moet Hennessy Louis Vuitton SE	237,140	194,984,625	(b)

Total Textiles, Apparel & Luxury Goods		462,219,912

TOTAL CONSUMER DISCRETIONARY		689,350,028

CONSUMER STAPLES - 11.5%
Beverages - 2.9%
Diageo PLC	3,555,800	179,236,860	(b)

Food & Staples Retailing - 0.7%
Ocado Group PLC	2,146,126	43,701,652	*(b)

Food Products - 4.0%
Nestle SA, Registered Shares	1,961,029	252,643,147	(b)

Personal Products - 3.9%
L’Oreal SA	404,113	172,989,797	(b)
Shiseido Co. Ltd.	1,385,567	70,116,216	(b)

Total Personal Products		243,106,013

TOTAL CONSUMER STAPLES		718,687,672

ENERGY - 2.4%
Energy Equipment & Services - 2.4%
Schlumberger NV	3,941,103	153,978,894

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2022 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 12.3%
Banks - 5.8%
BNP Paribas SA	2,299,907	$164,357,372	(b)
Canadian Imperial Bank of Commerce	252,369	31,690,312
Intesa Sanpaolo SpA	41,687,236	123,229,537	(b)
KBC Group NV	501,692	43,549,027	(b)

Total Banks		362,826,248

Capital Markets - 4.1%
3i Group PLC	3,646,018	67,929,813	(b)
Deutsche Boerse AG	159,638	28,189,643	(b)
London Stock Exchange Group PLC	1,643,145	160,500,843	(b)

Total Capital Markets		256,620,299

Insurance - 2.4%
AIA Group Ltd.	14,236,079	147,873,917	(b)

TOTAL FINANCIALS		767,320,464

HEALTH CARE - 13.9%
Biotechnology - 1.1%
Argenx SE, ADR	192,946	51,952,640	*
Zai Lab Ltd., ADR	359,885	17,875,488	*

Total Biotechnology		69,828,128

Health Care Equipment & Supplies - 4.1%
Alcon Inc.	1,591,375	122,725,262	(b)
Hoya Corp.	1,049,424	135,893,545	(b)

Total Health Care Equipment & Supplies		258,618,807

Life Sciences Tools & Services - 2.8%
ICON PLC	650,186	172,767,424	*

Pharmaceuticals - 5.9%
Novo Nordisk A/S, Class B Shares	1,616,970	161,872,436	(b)
Roche Holding AG	528,668	204,417,938	(b)

Total Pharmaceuticals		366,290,374

TOTAL HEALTH CARE		867,504,733

INDUSTRIALS - 19.1%
Aerospace & Defense - 2.0%
Airbus SE	977,445	124,779,818	*(b)

Commercial Services & Supplies - 1.3%
Rentokil Initial PLC	11,752,066	82,175,589	(b)

Electrical Equipment - 0.7%
Nidec Corp.	528,682	46,851,137	(b)

Machinery - 5.2%
Atlas Copco AB, Class A Shares	2,438,515	143,319,600	(b)
FANUC Corp.	338,775	67,039,791	(b)
Sandvik AB	4,346,260	114,313,241	(b)

Total Machinery		324,672,632

See Notes to Schedule of Investments.

2	ClearBridge International Growth Fund 2022 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - 5.9%
Recruit Holdings Co., Ltd	3,169,128	$156,267,844	(b)
Teleperformance	258,300	97,323,947	(b)
Thomson Reuters Corp.	1,052,079	112,942,375

Total Professional Services		366,534,166

Road & Rail - 2.5%
Canadian Pacific Railway Ltd.	2,183,920	156,240,951

Trading Companies & Distributors - 1.5%
Ashtead Group PLC	704,222	50,306,311	(b)
MonotaRO Co. Ltd.	2,559,703	41,717,938	(b)

Total Trading Companies & Distributors		92,024,249

TOTAL INDUSTRIALS		1,193,278,542

INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment, Instruments & Components - 5.2%
Keyence Corp.	289,430	148,842,786	(b)
TE Connectivity Ltd.	1,226,950	175,466,119

Total Electronic Equipment, Instruments & Components		324,308,905

IT Services - 5.1%
Accenture PLC, Class A Shares	164,580	58,192,196
Adyen NV	31,903	65,056,338	*(a)(b)
Amadeus IT Group SA	1,656,969	113,682,401	*(b)
Shopify Inc., Class A Shares	35,737	34,459,045	*
Worldline SA	928,976	45,130,617	*(a)(b)

Total IT Services		316,520,597

Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding NV	221,551	151,541,147	(b)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,293,743	158,651,704

Total Semiconductors & Semiconductor Equipment		310,192,851

Software - 4.4%
Atlassian Corp. PLC, Class A Shares	362,270	117,498,652	*
Elastic NV	701,792	65,442,104	*
Nice Ltd., ADR	252,986	64,779,595	*
Temenos AG, Registered Shares	209,644	25,087,676	(b)

Total Software		272,808,027

TOTAL INFORMATION TECHNOLOGY		1,223,830,380

MATERIALS - 6.0%
Chemicals - 4.0%
Givaudan SA, Registered Shares	14,494	60,127,630	(b)
Linde PLC	594,470	187,121,647	(b)

Total Chemicals		247,249,277

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2022 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Construction Materials - 2.0%
CRH PLC		2,519,710	$126,670,222	(b)

TOTAL MATERIALS			373,919,499

UTILITIES - 2.0%
Electric Utilities - 2.0%
EDP - Energias de Portugal SA		24,233,698	124,408,262	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,255,871,272)			6,167,538,628

	RATE
SHORT-TERM INVESTMENTS - 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	60,753,323	60,753,323
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	15,188,331	15,188,331	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $75,941,654)			75,941,654

TOTAL INVESTMENTS - 99.9% (Cost - $5,331,812,926)			6,243,480,282
Other Assets in Excess of Liabilities - 0.1%			5,266,629

TOTAL NET ASSETS - 100.0%			$6,248,746,911

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $15,188,331 and the cost was $15,188,331 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge International Growth Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$25,486,067	$663,863,961	—	$689,350,028
Energy	153,978,894	—	—	153,978,894
Financials	31,690,312	735,630,152	—	767,320,464
Health Care	242,595,552	624,909,181	—	867,504,733
Industrials	269,183,326	924,095,216	—	1,193,278,542
Information Technology	674,489,415	549,340,965	—	1,223,830,380
Other Common Stocks	—	1,272,275,587	—	1,272,275,587

Total Long-Term Investments	1,397,423,566	4,770,115,062	—	6,167,538,628

Short-Term Investments†	75,941,654	—	—	75,941,654

Total Investments	$1,473,365,220	$4,770,115,062	—	$6,243,480,282

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$25,178,895	$95,579,879	95,579,879	$105,570,443	105,570,443	—	$465	—	$15,188,331

7